CAPITAL IMPROVEMENTS, NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
CAPITAL IMPROVEMENTS, NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS	CAPITAL IMPROVEMENTS, NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS

(in thousands of $)	June 30, 2024	December 31, 2023
Capital improvements in progress	22,597	2,194
Newbuildings	—	83,864
Vessel purchase deposits	26,760	—
	49,357	86,058

Interest capitalized in the cost of newbuildings amounted to $0.8 million in the six months ended June 30, 2024 (December 31, 2023: $5.5 million).

Capital improvements in progress comprises of advances paid and costs incurred in respect of upgrades and Special Periodic Survey (“SPS”) on two rigs in addition to upgrades on four container vessels (December 31, 2023: two rigs and no vessels). These costs are recorded in "Capital improvements, newbuildings and vessel purchase deposits" until such time as the equipment is installed on a vessel or rig, at which point it is transferred to "Vessels, rigs and equipment, net" or "Investment in sales-type leases".
Vessel purchase deposits were paid on two LNG dual-fuel chemical tankers and two newbuild LR2 product tankers.